Derivative Financial Instruments - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Sep. 30, 2023	Dec. 31, 2021
Derivative Instruments, Gain (Loss) [Line Items]
Derivative asset, notional amount	$ 462		$ 314
Derivative liability, notional amount	$ 0		0
Derivative instruments, gain (loss) reclassification from accumulated OCI to income, estimate of time to transfer	12 months
Foreign Exchange Option [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative asset, notional amount	$ 17,600	$ 10,000	30,400
Foreign Exchange Forward [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative asset, notional amount	$ 0	$ 0	$ 0